PREPAID EXPENSES AND OTHER CURRENT ASSETS (Tables)	6 Months Ended
Mar. 31, 2026
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
SCHEDULE OF PREPAID EXPENSES AND OTHER CURRENT ASSETS

Prepaid expenses and other current assets as of March 31, 2026 and September 30, 2025 consisted of the following (in thousands):

	March 31, 2026	September 30, 2025
Prepaid expenses	¥23,136	¥17,047
Consumption tax receivable	-	27,734
Refund of taxes and public dues	-	89
Others	155	109
Total	¥23,291	¥44,979